Shareholder Report	6 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Vanguard Wellington Fund
Entity Central Index Key	0000105563
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000012163 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Wellington™ Fund
Class Name	Investor Shares
Trading Symbol	VWELX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Wellington Fund (the "Fund") for the period of December 1, 2024, to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$12	0.24%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%	[1]
Net Assets	$ 110,878,000,000
Holdings Count | Holding	1,544
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of May 31, 2025)
Fund Net Assets (in millions)	$110,878
Number of Portfolio Holdings	1,544
Portfolio Turnover Rate	31%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of May 31, 2025)
Asset-Backed/Commercial Mortgage-Backed Securities	1.1%
Common Stocks	66.1%
Corporate Bonds	21.3%
Sovereign Bonds	0.6%
Taxable Municipal Bonds	1.4%
U.S. Government and Agency Obligations	8.3%
Other Assets and Liabilities—Net	1.2%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

C000012164 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Wellington™ Fund
Class Name	Admiral™ Shares
Trading Symbol	VWENX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Wellington Fund (the "Fund") for the period of December 1, 2024, to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$8	0.16%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.16%	[2]
Net Assets	$ 110,878,000,000
Holdings Count | Holding	1,544
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of May 31, 2025)
Fund Net Assets (in millions)	$110,878
Number of Portfolio Holdings	1,544
Portfolio Turnover Rate	31%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of May 31, 2025)
Asset-Backed/Commercial Mortgage-Backed Securities	1.1%
Common Stocks	66.1%
Corporate Bonds	21.3%
Sovereign Bonds	0.6%
Taxable Municipal Bonds	1.4%
U.S. Government and Agency Obligations	8.3%
Other Assets and Liabilities—Net	1.2%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

[1]	Annualized.
[2]	Annualized.